Cover	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 12, 2022
Entity Registrant Name	CBIZ, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32961
Entity Tax Identification Number	22-2769024
Entity Address, Address Line One	6801 Breckswille Road., Door N
Entity Address, City or Town	Independence
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	216
Local Phone Number	447-9000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock per value $0.01 per share
Trading Symbol	CBZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000944148